Finance income and costs (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Finance income
Interest income from financing activities	£ 52	£ 14
Net interest on pensions and other post-retirement benefit obligations	51	41
Net losses on financial assets at fair value through profit and loss	(8)	(32)
Other interest income	20	14
Finance income	115	37	[1]
Finance costs
Interest expense on financial instruments	(903)	(878)
Unwinding of discount on provisions	(50)	(42)
Other interest	(8)	8
Net gains on derivative financial instruments	34	140
Less: interest capitalised	127	111
Finance costs	(800)	(661)	[1]
Net finance costs	(685)	(624)
Principal accretion on inflation-linked debt	149	240
Principal accretion on inflation-linked swaps	£ 18	£ (5)
Capitalisation rate of borrowing costs eligible for capitalisation	4.70%	4.30%
Tax relief on capitalised interest	£ 21	£ 13

[1]	Comparative amounts have been re-presented to reflect the classification of the Further Acquisition Agreement (the FAA option) as held for sale and within discontinued operations.